Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Forward contracts	$ (165)	$ 1,149	$ (1,442)
Gain /(Loss) on derivative instruments, net	6,548	(462)	(8,709)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Cash Flow Hedge Ineffectiveness in Financial Statements	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Interest rate swaps	6,459	(1,611)	(7,267)
Gain Loss On Cash Flow Hedge Ineffectiveness, Net	254	0	0
Forward contracts	(165)	1,149	(1,442)
Gain /(Loss) on derivative instruments, net	$ 6,548	$ (462)	$ (8,709)